Cover		9 Months Ended
	Aug. 13, 2020	Sep. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 13, 2020
Entity Registrant Name	LEVEL ONE BANCORP, INC.
Entity Incorporation, State or Country Code	MI
Entity File Number	001-38458
Entity Tax Identification Number	71-1015624
Entity Address, Address Line One	32991 Hamilton Court
Entity Address, City or Town	Farmington Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48334
City Area Code	(248)
Local Phone Number	737-0300
Written Communications	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001412707
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	LEVL
Security Exchange Name	NASDAQ
Current Fiscal Year End Date		--12-31